Expense Example	Dec. 29, 2025 USD ($)
Monteagle Select Value Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
The Texas Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Monteagle Opportunity Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Monteagle Opportunity Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,334
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Monteagle Enhanced Equity Income Fund | Inst Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	$ 431